Financial investments	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Financial investments
7.	Financial investments

	12.31.2020				12.31.2019
	Amortized cost	Fair value through other comprehensive income	Fair value through profit or loss	Total	Fair value through profit or loss	Total
Financial instruments
Public securities	51.8	—	—	51.8	—	—
Structured Notes (i)	—	—	241.1	241.1	358.8	358.8
Investment funds	—	—	7.4	7.4	5.3	5.3
Fixed-Term Deposits (ii)	—	513.0	—	513.0	—	—
Others (iii)	—	—	55.9	55.9	60.6	60.6

	51.8	513.0	304.4	869.2	424.7	424.7

Current portion	0.1	513.0	304.4	817.5	409.8	409.8
Non-current	51.7	—	—	51.7	14.9	14.9

(i)
Structured notes, the Company maintains financial investments in structured notes associated with the credit risk of financial institution issuer and the Brazilian government of US$ 195.2 (US$ 222.5 as of December 31, 2019) and with the credit risk of two financial institutions concurrently of US$ 30.1 (US$ 121.4 as of December 31, 2019).

The Company also maintains financial investments in structured notes associated with its own credit risk in the amount of US$ 15.7 (US$ 14.9 as of December 31, 2019).
The increase in profitability of this structured note was obtained through a Credit default swap - CDS, a transaction which provides the right for early redemption of the note in case of a default event of the Company. After a default event, the note may be redeemed by the holder by the market value or original face value, which would result in a loss to the Company of all interest accrued so far.
Default events that may anticipate the maturity of the notes are, among others: (a) the insolvency or judicial recovery of the Company; and (b) delinquency or restructuring of the Company’s debts in financing agreements.
In case of default, the maturity dates of these notes will be anticipated, and the notes will be realized at market value, limited to a minimum of the initial investment. Any amount for which the market value exceeds the amount invested will be paid to the Company in the form of securities or loans of that amount.

(ii)	Fixed term deposits in US Dollars issued by financial institutions, with original maturities of 90 days or higher from the date of hiring.
(iii)
Investment in equity securities (shares) from Republic Airways Holdings, arising from the request for the judicial reorganization of the former entity Republic Airways and received by the Company as part of the restructuring plan. Changes in fair value of this financial investment are disclosed on Notes 27 and 33.

The weighted average nominal interest rates related to cash equivalents and financial investments made in Brazilian Reais were 2.80% p.a., equivalent to 100.1% of the CDI, and in US Dollars 0.83% p.a. (5.96% p.a., equivalent to 100.1% of the CDI and in US Dollars, 2.68% p.a. on December 31, 2019).